Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

July 15, 2004

EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:    Manatron, Inc.
                   Commission File No. 0-15264
                   Form 10-K for the Year Ended April 30, 2005

Ladies and Gentlemen:

                    Transmitted with this letter is a copy of the Form 10-K on behalf of Manatron, Inc. ("Manatron") for the year ended April 30, 2005.

                    This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted. Pursuant to Rule 102, all exhibits to the registration statement are filed herewith in electronic format.

                    This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Manatron, to retain such signed documents for a period of five years and to furnish any such signed document to the Commission or its staff upon request.

                    The financial statements in the report do not reflect any change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

                    If the Commission staff has any comments or will require any further information, please call me at (616) 752-2475.

                                                                                Very truly yours,

                                                                                /s/ Hans J. Weinburger

                                                                                Hans J. Weinburger